Schedule of Earnings Per Share, Basic and Diluted (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 1		$ 4,085
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 2		13,496
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 3		614
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 4		0
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 5		(1,213)
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 6		0
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 7		4,085
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 8		12,283
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 9		(614)
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 10		(613)
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 11		(1,328)
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 12		0
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 13		3,472
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 14		10,955
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 15		614
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 16		34,315,008
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 17		33,803,368
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 18		27,928,475
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 19		1,001,946
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 20		1,454,300
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 21		0
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 22		35,316,954
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 23		35,257,668
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 24		27,928,475
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 25		0.12
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 26		0.36
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 27		0.02
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 28		0.10
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 29		0.31
Earnings Per Common Share Schedule Of Earnings Per Share Reconciliation 30		0.02
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 1	(600)
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 2	4,379
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 3	(8,774)
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 4	5,872
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 5	0
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 6	1
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 7	0
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 8	(541)
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 9	(600)
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 10	4,380
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 11	(8,774)
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 12	5,331
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 13	34,596,387
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 14	34,456,213
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 15	34,590,684
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 16	34,246,257
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 17	0
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 18	829,289
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 19	0
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 20	1,060,437
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 21	34,596,387
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 22	35,285,502
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 23	34,590,684
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 24	$ 35,306,694
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 25	(0.02)
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 26	0.13
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 27	(0.25)
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 28	0.17
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 29	(0.02)
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 30	0.12
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 31	(0.25)
Earnings Per Common Share Schedule Of Earnings Per Share, Basic And Diluted 32	0.15